Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Line Items]
Gross carrying value	$ 129,137,694	$ 129,659,950
Accumulated amortization and impairment	(85,808,550)	(42,000,231)
Net carrying value	43,329,144	87,659,719
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying value	268,269	276,249
Accumulated amortization and impairment	(238,584)	(224,608)
Net carrying value	29,685	51,641
Copyright [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying value	847,181	847,181
Accumulated amortization and impairment	(847,181)	(169,436)
Net carrying value		677,745
Trademarks [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying value	21,123,053	21,143,485
Accumulated amortization and impairment	(7,596,522)	(4,711,018)
Net carrying value	13,526,531	16,432,467
Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying value	1,044,928	1,044,928
Accumulated amortization and impairment	(335,309)	(182,861)
Net carrying value	709,619	862,067
Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying value	51,783,276	51,783,276
Accumulated amortization and impairment	(22,719,967)	(12,945,821)
Net carrying value	29,063,309	38,837,455
Patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross carrying value	54,070,987	54,564,831
Accumulated amortization and impairment	(54,070,987)	(23,766,487)
Net carrying value		$ 30,798,344